Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001784930
Amendment Flag	false
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity File Number	001-43201
Entity Registrant Name	MAKO MINING CORP.
Entity Incorporation State Country Code	A1
Entity Primary SIC Number	1040
Entity Address Address Line 1	Suite 700-838
Entity Address Address Line 2	West Hastings Street
Entity Address City Or Town	Vancouver
Entity Address, State or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6C 0A6
City Area Code	917
Local Phone Number	558-5289
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	MAKO
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock Shares Outstanding	87,009,006
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Icfr Auditor Attestation Flag	false
Document Fin Stmt Error Correction Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm Id	271
Auditor Location	Vancouver, Canada
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Mako Mining Corp. and its subsidiaries (the Company) as of December 31, 2025 and 2024, and the related consolidated statements of income and comprehensive income, of changes in shareholders’ equity and of cash flows for the years then ended, including the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flows for the years then ended in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	28 Liberty Street
Entity Address City Or Town	New York
Entity Address, State or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System